UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.):
   [  ]  is a restatement.
   [  ]  adds new holdings entries.

Mitsubishi UFJ Securities Co., Ltd.(MUS) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934 (the Act) and the rules promulgated thereunder. MUS itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUS' ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Co., Ltd.
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Address:   Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
          ------------------------------------------------
           Tokyo, 100-6334, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Hirofumi Noda
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6213-6520
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Hirofumi Noda,   Tokyo, Japan    4 November 2009

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd
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

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:      8
                                         ---------
Form 13F Information Table Value Total:   21,069
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc
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

                          FORM 13F INFORMATION TABLE
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     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE         VALUE   SHRS/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000)PRN AMT PRM CALL DSCRETN  MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
PFIZER INC       COM  717081103 109   6,490   SH      DEFINED  01    6,490   0    0
ANGLOGOLD
 ASHANTI LTD     ADR  035128206 8,561 210,028 SH      DEFINED  01    210,028 0    0
CHINA DIGITAL TV
 HLDG CO LTD     ADR  16938G107 6,750 772,320 SH      DEFINED  01    772,320 0    0
RAMBUS INC       COM  750917106 4,350 250,000 SH CALL DEFINED  01    250,000 0    0
FIRST SOLAR INC  COM  336433107 941   6,190   SH      DEFINED  01    6,190   0    0
ICICI BK LTD     ADR  45104G104 409   11,250  SH      DEFINED  01    11,250  0    0
SONY CORP        ADR  835699307 294   10,000  SH      DEFINED  01    10,000  0    0
MIZUHO FINL
 GROUP           ADR  60687Y109 195   50,000  SH      DEFINED  01    50,000  0    0
